Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2018
Text Block1 [Abstract]
Accrued Expenses and Other Current Liabilities
23.	Accrued Expenses and Other Current Liabilities

As at December 31, 2018 and 2017, this account consists of:

	2018	2017
		(in million pesos)
Accrued utilities and related expenses (Notes 24 and 27)	57,748	53,433
Accrued taxes and related expenses (Note 26)	11,885	11,645
Accrued employee benefits and other provisions (Notes 24, 25 and 27)	7,980	6,599
Liability from redemption of preferred shares (Notes 19 and 27)	7,862	7,870
Contract liabilities and unearned revenues (Note 21)	6,650	8,039
Accrued interests and other related costs (Note 27)	1,347	1,176
Others	2,252	1,978
	95,724	90,740

Accrued utilities and related expenses pertain to costs incurred for electricity and water consumption, repairs and maintenance, selling and promotions, professional and other contracted services, rent, insurance and security services.  These liabilities are non-interest bearing and are normally settled within a year.

Accrued taxes and related expenses pertain to licenses, permits and other related business taxes, which are normally settled within a year.

Unearned revenues represent advance payments for leased lines, installation fees, monthly service fees and unused and/or unexpired portion of prepaid loads.

Other accrued expenses and other current liabilities are non-interest-bearing and are normally settled within a year.  This pertains to other costs incurred for operations-related expenses pending receipt of invoice and statement of accounts from suppliers.